Vessels, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Vessels, Net [Abstract]
VESSELS, NET

Note 4 — VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Total Vessels
Balance June 30, 2025	$70,448,896	$(20,726,468)	$49,722,428
Additions	—	(1,844,122)	(1,844,122)
Other movement	(6,399)	—	(6,399)
Balance December 31, 2025	$70,442,497	$(22,570,590)	$47,871,907

The above balances as of December 31, 2025 and June 30, 2025 are analyzed in the following tables:

	Cost	Accumulated Depreciation	Net Book Value
Owned Vessel*
Balance June 30, 2025	$14,094,790	$(2,491,323)	$11,603,467
Additions	—	(433,273)	(433,273)
Balance December 31, 2025	$14,094,790	$(2,924,596)	$11,170,194
	Cost	Accumulated Depreciation	Net Book Value
Right-of-use assets under finance lease**
Balance June 30, 2025	$56,354,106	$(18,235,145)	$38,118,961
Additions	—	(1,410,849)	(1,410,849)
Other movement	(6,399)	—	(6,399)
Balance December 31, 2025	$56,347,707	$(19,645,994)	$36,701,713

____________

*        Owned Vessel:

On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $433,273 and $433,273 for the six months ended December 31, 2025 and 2024.

**      Right-of-use assets under finance lease:

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

As of June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life.

Depreciation expense for the vessels under finance lease was $1,410,849 and $1,419,778 for six months ended December 31, 2025 and 2024, respectively

Note 4 — VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Total Vessels
Balance June 30, 2023	$68,191,736	$(13,377,069)	$54,814,667
Additions	2,059,036	(3,650,085)	(1,591,049)
Balance June 30, 2024	$70,250,772	$(17,027,154)	$53,223,618
Additions	198,124	(3,699,314)	(3,501,190)
Balance June 30, 2025	$70,448,896	$(20,726,468)	$49,722,428

The above balances as of June 30, 2025 and 2024 are analyzed in the following tables:

	Cost	Accumulated Depreciation	Net Book Value
Owned Vessel*
Balance June 30, 2023	$14,094,790	$(758,229)	$13,336,561
Additions	—	(866,547)	(866,547)
Balance June 30, 2024	$14,094,790	$(1,624,776)	$12,470,014
Additions	—	(866,547)	(866,547)
Balance June 30, 2025	$14,094,790	$(2,491,323)	$11,603,467
	Cost	Accumulated Depreciation	Net Book Value
Right-of-use assets under finance lease**
Balance June 30, 2023	$54,096,946	$(12,618,840)	$41,478,106
Additions	2,059,036	(2,783,538)	(724,502)
Balance June 30, 2024	$56,155,982	$(15,402,378)	$40,753,604
Additions	198,124	(2,832,767)	(2,634,643)
Balance June 30, 2025	$56,354,106	$(18,235,145)	$38,118,961

____________

*        Owned Vessel:

On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $866,547, $866,547 and $758,229 for the years ended June 30, 2025, 2024 and 2023, respectively.

**      Right-of-use assets under finance lease:

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8)

During the year ended June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life.

Depreciation expense for the vessels under finance lease was $2,832,767, $2,783,538 and $2,704,847 for the years ended June 30, 2025, 2024 and 2023, respectively.